Segment information - Geographic segmentation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments
Turnover	R 190,367	R 203,576	R 181,461
(Loss)/earnings before interest and tax (EBIT)	(111,030)	9,697	17,747
Non-current assets	301,193	391,953	357,978
Operating Segments
Disclosure of operating segments
Turnover	214,906	227,050	202,658
Non-current assets	269,061	382,116	352,384
Deferred tax assets and liabilities
Disclosure of operating segments
Non-current assets	31,665	8,563	4,096
Post-retirement benefit assets
Disclosure of operating segments
Non-current assets	467	1,274	1,498
South Africa
Disclosure of operating segments
Turnover	84,528	100,955	88,460
(Loss)/earnings before interest and tax (EBIT)	(36,133)	18,576	8,585
South Africa | Operating Segments
Disclosure of operating segments
Non-current assets	111,549	147,688	143,493
Rest of Africa
Disclosure of operating segments
Turnover	7,776	8,814	6,555
(Loss)/earnings before interest and tax (EBIT)	1,821	707	635
Rest of Africa | Operating Segments
Disclosure of operating segments
Non-current assets	18,896	19,323	18,443
Europe
Disclosure of operating segments
Turnover	44,280	45,202	43,722
(Loss)/earnings before interest and tax (EBIT)	105	5,017	6,012
Europe | Operating Segments
Disclosure of operating segments
Non-current assets	18,948	15,944	15,389
North America
Disclosure of operating segments
Turnover	32,053	27,737	23,104
(Loss)/earnings before interest and tax (EBIT)	(76,308)	(17,743)	(2,316)
North America | Operating Segments
Disclosure of operating segments
Non-current assets	107,700	189,560	165,742
South America
Disclosure of operating segments
Turnover	2,013	2,085	1,928
(Loss)/earnings before interest and tax (EBIT)	(191)	118	279
South America | Operating Segments
Disclosure of operating segments
Non-current assets	1	1	1
Asia, Australia and Middle East
Disclosure of operating segments
Turnover	19,717	18,783	17,692
(Loss)/earnings before interest and tax (EBIT)	(324)	3,022	4,552
Asia, Australia and Middle East | Operating Segments
Disclosure of operating segments
Non-current assets	11,967	9,600	9,316
Mining
Disclosure of operating segments
Turnover	1,343	3,222	3,446
(Loss)/earnings before interest and tax (EBIT)	2,756	4,701	5,244
Mining | Operating Segments
Disclosure of operating segments
Turnover	19,891	20,876	19,797
Non-current assets	27,096	26,485
Mining | South Africa
Disclosure of operating segments
(Loss)/earnings before interest and tax (EBIT)	2,570	3,273	3,796
Mining | Europe
Disclosure of operating segments
Turnover	1,158	2,819	2,691
(Loss)/earnings before interest and tax (EBIT)	160	1,249	1,131
Mining | Asia, Australia and Middle East
Disclosure of operating segments
Turnover	185	403	755
(Loss)/earnings before interest and tax (EBIT)	26	179	317
Exploration and Production International
Disclosure of operating segments
Turnover	1,829	1,815	1,610
(Loss)/earnings before interest and tax (EBIT)	1,197	(889)	(3,683)
Exploration and Production International | Operating Segments
Disclosure of operating segments
Turnover	5,204	5,184	4,198
Non-current assets	17,733	13,542
Exploration and Production International | South Africa
Disclosure of operating segments
(Loss)/earnings before interest and tax (EBIT)	1,001	1,458	1,008
Exploration and Production International | Rest of Africa
Disclosure of operating segments
Turnover	488	652	341
(Loss)/earnings before interest and tax (EBIT)	(84)	164	(1,282)
Exploration and Production International | Europe
Disclosure of operating segments
Turnover	655	924	985
(Loss)/earnings before interest and tax (EBIT)	185	223	194
Exploration and Production International | North America
Disclosure of operating segments
Turnover	686	239	284
(Loss)/earnings before interest and tax (EBIT)	98	(2,739)	(3,595)
Exploration and Production International | Asia, Australia and Middle East
Disclosure of operating segments
(Loss)/earnings before interest and tax (EBIT)	(3)	5	(8)
Energy
Disclosure of operating segments
Turnover	66,994	82,977	69,110
(Loss)/earnings before interest and tax (EBIT)	(6,678)	16,566	14,081
Energy | Operating Segments
Disclosure of operating segments
Turnover	67,901	83,803	69,773
Non-current assets	47,270	67,325
Energy | South Africa
Disclosure of operating segments
Turnover	62,568	77,345	65,827
(Loss)/earnings before interest and tax (EBIT)	(8,098)	15,243	13,064
Energy | Rest of Africa
Disclosure of operating segments
Turnover	3,792	4,665	3,282
(Loss)/earnings before interest and tax (EBIT)	1,423	259	926
Energy | Europe
Disclosure of operating segments
Turnover	634	967	1
(Loss)/earnings before interest and tax (EBIT)	(338)	14
Energy | North America
Disclosure of operating segments
(Loss)/earnings before interest and tax (EBIT)	59		(1,010)
Energy | Asia, Australia and Middle East
Disclosure of operating segments
(Loss)/earnings before interest and tax (EBIT)	276	1,050	1,101
Base Chemicals
Disclosure of operating segments
Turnover	51,868	48,113	43,269
(Loss)/earnings before interest and tax (EBIT)	(70,804)	(1,431)	918
Base Chemicals | Operating Segments
Disclosure of operating segments
Turnover	52,683	48,813	43,951
Non-current assets	50,821	141,160
Base Chemicals | South Africa
Disclosure of operating segments
Turnover	20,696	22,561	21,336
(Loss)/earnings before interest and tax (EBIT)	(14,756)	(843)	(3,213)
Base Chemicals | Rest of Africa
Disclosure of operating segments
Turnover	2,483	2,573	2,142
(Loss)/earnings before interest and tax (EBIT)	(280)	120	416
Base Chemicals | Europe
Disclosure of operating segments
Turnover	8,494	7,324	7,037
(Loss)/earnings before interest and tax (EBIT)	57	526	812
Base Chemicals | North America
Disclosure of operating segments
Turnover	11,498	8,039	5,894
(Loss)/earnings before interest and tax (EBIT)	(55,160)	(1,724)	430
Base Chemicals | South America
Disclosure of operating segments
Turnover	721	584	513
(Loss)/earnings before interest and tax (EBIT)	(114)	7	141
Base Chemicals | Asia, Australia and Middle East
Disclosure of operating segments
Turnover	7,976	7,032	6,347
(Loss)/earnings before interest and tax (EBIT)	(551)	483	2,332
Performance Chemicals
Disclosure of operating segments
Turnover	68,333	67,389	63,986
(Loss)/earnings before interest and tax (EBIT)	(24,455)	(7,040)	7,853
Performance Chemicals | Operating Segments
Disclosure of operating segments
Turnover	69,197	68,296	64,887
Non-current assets	116,830	126,949
Performance Chemicals | South Africa
Disclosure of operating segments
Turnover	1,264	1,049	1,297
(Loss)/earnings before interest and tax (EBIT)	(2,743)	449	1,547
Performance Chemicals | Rest of Africa
Disclosure of operating segments
Turnover	1,013	900	790
(Loss)/earnings before interest and tax (EBIT)	71	189	22
Performance Chemicals | Europe
Disclosure of operating segments
Turnover	33,339	33,168	33,008
(Loss)/earnings before interest and tax (EBIT)	(742)	2,754	3,530
Performance Chemicals | North America
Disclosure of operating segments
Turnover	19,869	19,459	16,926
(Loss)/earnings before interest and tax (EBIT)	(21,370)	(11,844)	1,809
Performance Chemicals | South America
Disclosure of operating segments
Turnover	1,292	1,501	1,415
(Loss)/earnings before interest and tax (EBIT)	(77)	111	138
Performance Chemicals | Asia, Australia and Middle East
Disclosure of operating segments
Turnover	11,556	11,312	10,550
(Loss)/earnings before interest and tax (EBIT)	406	1,301	807
Group Functions
Disclosure of operating segments
Turnover		60	40
(Loss)/earnings before interest and tax (EBIT)	(13,046)	(2,210)	(6,666)
Group Functions | Operating Segments
Disclosure of operating segments
Turnover	30	78	52
Non-current assets	9,311	6,655
Group Functions | South Africa
Disclosure of operating segments
(Loss)/earnings before interest and tax (EBIT)	(14,107)	(1,004)	(7,617)
Group Functions | Rest of Africa
Disclosure of operating segments
Turnover		24
(Loss)/earnings before interest and tax (EBIT)	691	(25)	553
Group Functions | Europe
Disclosure of operating segments
(Loss)/earnings before interest and tax (EBIT)	783	251	345
Group Functions | North America
Disclosure of operating segments
(Loss)/earnings before interest and tax (EBIT)	65	(1,436)	50
Group Functions | Asia, Australia and Middle East
Disclosure of operating segments
Turnover		36	40
(Loss)/earnings before interest and tax (EBIT)	R (478)	R 4	R 3